Amounts receivable (Details 1) - USD ($) $ in Thousands	May 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Other receivables	$ 1,281	$ 460
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Other receivables	703	23
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Other receivables	36	43
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other receivables	$ 542	$ 394